Accounting Policies - Reconciliation of Impairment Allowance in Accordance with IAS 39 to Opening ECL Allowance in Accordance with IFRS 9 (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets	€ 4,977		€ 4,515
IAS 39 / IAS 37 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			4,628
IAS 39 / IAS 37 [member] | Available for sale debt investment securities under IAS 39 reclassified to amortised cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			0
IAS 39 / IAS 37 [member] | Available-for-sale debt investment securities under IAS 39/debt financial assets at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			0
IAS 39 / IAS 37 [member] | Loans and advances to customers under IAS 39 loans and advances to customers at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			0
IAS 39 / IAS 37 [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			105
Reclassification [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		€ 0
Reclassification [member] | Available for sale debt investment securities under IAS 39 reclassified to amortised cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		0
Reclassification [member] | Available-for-sale debt investment securities under IAS 39/debt financial assets at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		0
Reclassification [member] | Loans and advances to customers under IAS 39 loans and advances to customers at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		8
Reclassification [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		0
Remeasurement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		795
Remeasurement [member] | Available for sale debt investment securities under IAS 39 reclassified to amortised cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		5
Remeasurement [member] | Available-for-sale debt investment securities under IAS 39/debt financial assets at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		20
Remeasurement [member] | Loans and advances to customers under IAS 39 loans and advances to customers at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		0
Remeasurement [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		11
Loans and advances from banks [member] | IAS 39 / IAS 37 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			8
Loans and advances from banks [member] | Reclassification [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		0
Loans and advances from banks [member] | Remeasurement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		(2)
Loans and advances to customers [member] | IAS 39 / IAS 37 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets			€ 4,515
Loans and advances to customers [member] | Reclassification [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		(8)
Loans and advances to customers [member] | Remeasurement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		761
ECL [member] | IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		5,423
ECL [member] | IFRS 9 [member] | Available for sale debt investment securities under IAS 39 reclassified to amortised cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		5
ECL [member] | IFRS 9 [member] | Available-for-sale debt investment securities under IAS 39/debt financial assets at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		20
ECL [member] | IFRS 9 [member] | Loans and advances to customers under IAS 39 loans and advances to customers at FVOCI under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		8
ECL [member] | IFRS 9 [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		116
ECL [member] | Loans and advances from banks [member] | IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		6
ECL [member] | Loans and advances to customers [member] | IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance account for credit losses of financial assets		€ 5,269